Goodwill, Net (Tables)	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Beginning balance	15,765	33,411	86,541
Acquisition	16,192	55,632	2,815
Exchange differences	1,454	(2,502)	(2,063)

Ending balance	33,411	86,541	87,293
Accumulated impairment	(1,682)	(6,927)	(6,927)

Goodwill, net	31,729	79,614	80,366